CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 26,283	$ 55,718
Short-term restricted cash	53	236
Bank deposits	105,750	80,684
Marketable securities	13,335	41,681
Trade receivables, net	7,395	1,762
Inventory	1,868	4,236
Prepaid expenses and other current assets	5,774	3,236
Total current assets	160,458	187,553
LONG-TERM ASSETS:
Marketable securities	4,813	7,840
Restricted deposits	2,623	2,543
Property and equipment, net	25,770	30,489
Operating lease right-of-use assets, net	25,486	26,927
Other long-term assets	84	81
Total long-term assets	58,776	67,880
Total assets	219,234	255,433
CURRENT LIABILITIES:
Trade payables	8,036	8,367
Deferred revenues	6,949	4,082
Employees and payroll accruals	9,468	8,693
Accrued expenses and other current liabilities	8,743	7,572
Operating lease liabilities	4,034	3,720
Total current liabilities	37,230	32,434
LONG-TERM LIABILITIES:
Deferred revenues	0	61
Operating lease liabilities	28,475	30,201
Warrants liability	240	720
Total long-term liabilities	28,715	30,982
SHAREHOLDERS' EQUITY:
Ordinary Shares of no-par value: Authorized: 500,000,000 shares as of December 31, 2023 and 2022; Issued and outstanding: 165,387,098 and 136,185,264 shares as of December 31, 2023 and 2022, respectively	0	0
Additional paid-in capital	788,577	703,851
Accumulated deficit	(635,288)	(511,834)
Total shareholders' equity	153,289	192,017
Total liabilities and shareholders' equity	$ 219,234	$ 255,433